LEASES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Lease Detail Narrative [Abstract]
Cash payments against lease liabilities	$ 138,066	$ 134,207	$ 179,089	$ 165,550
Accretion on lease liability	$ 14,613	$ 26,084	$ 32,936	$ 42,755